INVESTMENTS IN PRIVATE COMPANIES	6 Months Ended
Sep. 30, 2022
Investments In Private Companies
INVESTMENTS IN PRIVATE COMPANIES

NOTE 7. INVESTMENTS IN PRIVATE COMPANIES

The following is a discussion of the Company’s investments in private companies as of September 30, 2022 and March 31, 2022.

Intensity Therapeutics, Inc.

In connection with the SalvaRx Acquisition in fiscal 2019, the Company acquired a $4.5 million interest in Intensity Therapeutics, Inc. (“Intensity”), a clinical stage biotechnology company, of 1.0 million shares, which represented a 7.5% equity interest in Intensity. The investment was recorded at fair value (which approximates cost) at the acquisition date. The investment in Intensity has been irrevocably designated as a financial asset recorded at fair value with gains and losses recorded through other comprehensive income (“OCI”). The fair value of the asset is determined by considering other comparable equity funding transactions by Intensity with unrelated investors.

On July 11, 2019, the Company entered into an agreement with Fast Forward Innovations Limited (“Fast Forward”) to purchase Intensity Holdings Limited (“IHL”), a wholly-owned subsidiary of Fast Forward. The Company paid $1.3 million for IHL through the issuance of 129,806 ordinary shares. The sole asset of IHL consists of 288,458 shares of the private company, Intensity. This transaction increased the Company’s ownership to 1,288,458 shares of Intensity.

During the year ended March 31, 2020, the Company recorded an unrealized gain of $1.6 million with respect to its investment in Intensity based upon Intensity’s then most recent valuation. There was no unrealized gain or loss recognized during the three and six months ended September 30, 2022 and 2021.

As of each of September 30, 2022 and March 31, 2022, the Company owned approximately 7.35% of the outstanding shares of Intensity, on a fully diluted basis.

On October 28, 2021, Intensity filed a Form S-1 Registration Statement with the SEC to register shares for an initial public offering, which was declared effective by the SEC, but subsequently withdrawn prior to closing. Intensity is still evaluating market conditions to determine the timing of an initial public offering. As of September 30, 2022 and March 31, 2022, the Company has valued its investment in Intensity based on Intensity’s Series C Preferred Stock Offering completed in 2020. If the offering is successful, the Company will value its investment in Intensity based upon fair value (market price) and will record periodic changes in carrying value through OCI.